CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
ASSETS
Cash and cash equivalents	$ 5,150,547	$ 2,408,520	$ 351,045
Restricted cash		0	277,025
Accounts receivable	4,864,293	0
Inventory	3,249,323	4,074,166	3,540,386
Advance payments	30,988	24,438	36,147
Prepaid lease-current, net	3,393,413	2,372,480	1,559,648
Other current assets	398,358	15,625	20,679
Total Current Assets	17,086,922	8,895,229	5,784,930
Property and equipment, net	14,245,511	15,108,031	15,676,017
Other Assets
Intangibles, net	154,739	158,020	157,096
Prepaid leases - non current, net	23,068,492	18,000,267	11,316,093
Total Other Assets	23,223,231	18,158,287	11,473,189
TOTAL ASSETS	54,555,664	42,161,547	32,934,136
LIABILITIES
Short-term bank loans	5,525,000	5,542,000	4,163,290
Accounts payable and accrued expenses	353,690	208,325	398,095
Due to related parties	1,295,639	718,261	391,994
Customer deposits	1,517,651	0	1,393,040
Other current liabilities	73,488	45,865	45,709
Total Current Liabilities	8,765,468	6,514,451	6,392,128
Commitments and Contingencies
STOCKHOLDERS’ EQUITY
Common stock value	1,592	1,592	1,592
Additional paid-in capital	4,909,572	4,909,572	4,909,572
Statutory reserves	3,293,421	2,508,735	1,653,723
Retained earnings	35,184,457	25,678,005	18,360,559
Accumulated other comprehensive income	2,401,154	2,549,192	1,616,562
Total stockholders' equity	45,790,196	35,647,096	26,542,008
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 54,555,664	$ 42,161,547	$ 32,934,136